CONVERTIBLE NOTES PAYABLE TO RELATED PARTIES (Details Narrative) - USD ($)								1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Jan. 14, 2026	Nov. 14, 2025	Jul. 22, 2025	May 21, 2025	Aug. 02, 2024	Mar. 29, 2024	Mar. 29, 2022	Aug. 31, 2024	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 13, 2026	Feb. 02, 2026	Jan. 29, 2026	Sep. 02, 2025	Jul. 02, 2025	Jan. 28, 2025	Jul. 11, 2024	Jul. 01, 2024	Apr. 04, 2024	Apr. 01, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Number of warrant to purchase shares			60,000		200,000									166,667	50,000	50,000			100,000		50,000	400,000	300,000
Exercise price			$ 5.00		$ 10.00								$ 1.25	$ 5.00	$ 1.00	$ 1.00			$ 10.00	$ 1.25	$ 2.50		$ 2.50
Number of shares issued to settle												2,400,000
Number of shares issued to settle, value												$ 24,000,000
Interest payable								$ 300,000		$ 395,138		307,275	$ 38,530
Imputed interest										$ 135,339	$ 116,596	$ 242,214	$ 90,740
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Interest rate										18.00%		18.00%	18.00%
Maturity date										Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025
Common Stock [Member]
Short-Term Debt [Line Items]
Number of shares issued to settle				2,400,000				300,000
Number of shares issued to settle, value				$ 24,000,000				$ 3,000,000
Related Party [Member]
Short-Term Debt [Line Items]
Interest expense debt									$ 0			$ 0	$ 117,930
Accrued interest									$ 0			0	0
Imputed interest												242,214	90,740
Note payable										$ 1,050,000		1,040,000	$ 1,000,000
Related Party [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Interest rate	15.00%	15.00%																15.00%
Interest expense debt										3,662		2,135
Accrued interest										5,821		$ 2,135
Note payable	$ 10,000	$ 15,000																$ 25,000
Debt conversion description	(i) a 50% discount to the Qualified Offering Price and (ii) any conversion price offered to other noteholders on notes issued subsequent to the date of this convertible note.	(i) a 50% discount to the Qualified Offering Price and (ii) any conversion price offered to other noteholders on notes issued subsequent to the date of this convertible note.
Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Principal amount					$ 1,000,000					$ 110,000.00				$ 550,000
Interest rate			18.00%														18.00%
Maturity date					Dec. 31, 2025
Debt conversion description			(i) $5.00 per share or (ii) 50% discount to the Qualified Offering Price The proceeds received were allocated between the convertible note and warrants on a relative fair value basis.
Convertible Promissory Note [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Principal amount				$ 1,000,000		$ 1,000,000	$ 1,000,000
Interest rate							15.00%
Maturity date				Mar. 29, 2027		Mar. 29, 2025	Mar. 29, 2024
Conversion price							$ 1.00
Number of warrant to purchase shares																								2,000,000
Exercise price																								$ 0.125